Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 6,408	$ 5,115
Other comprehensive income (loss), net of tax:
Unrealized holding gains (losses) on securities arising during period	909	(1,550)
Less: Reclassification adjustment for gains on securities included in net income	290	259
Total other comprehensive income (loss)	619	(1,809)
Total comprehensive income	$ 7,027	$ 3,306